Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2025	Dec. 31, 2024	Nov. 25, 2024	Sep. 15, 2021	Apr. 30, 2020
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.0002	$ 0.0002	$ 0.0002	$ 0.00005	$ 0.0001
Common stock, shares authorized	200,000,000	200,000,000	200,000,000	200,000,000	100,000,000
Common stock, shares issued	29,835,038	29,120,905
Common stock, shares outstanding	29,835,038	29,120,905
Treasury stock, common shares	2,500,000	2,500,000